First Trust New York Municipal High Income ETF Investment Strategy - First Trust New York Municipal High Income ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes and New York State and New York City income taxes (collectively, “Municipal Securities”). Municipal Securities will be issued by or on behalf of the State of New York or territories or possessions of the U.S. (including, but not limited to, Puerto Rico, the U.S. Virgin Islands and Guam), and/or the political subdivisions, agencies, authorities and other instrumentalities of such State, territories or possessions. In general, interest on Municipal Securities issued by or on behalf of the State of New York will be exempt from the New York individual income tax. Municipal Securities issued by or on behalf of territories or possessions of the U.S. and/or the political subdivisions, agencies, authorities and other instrumentalities of such territories or possessions (collectively, “Territorial Obligations”) will pay interest that is exempt from regular federal income taxes and the New York individual income tax. The Fund may invest up to 100% of its net assets in Municipal Securities that pay interest that generates income subject to the federal alternative minimum tax on individuals. For tax years beginning after December 31, 2022, interest on the bonds may affect the corporate alternative minimum tax for certain corporations. The types of Municipal Securities in which the Fund may invest as a part of its principal investment strategy include municipal general obligation bonds, municipal revenue bonds and private activity bonds (including without limitation industrial development bonds). Industrial development bonds are revenue bonds issued by or on behalf of public authorities to obtain funds to finance various public and/or privately operated facilities, including those for business and manufacturing, housing, sports, pollution control, airport, mass transit, port and parking facilities. The Fund may invest in Municipal Securities of any duration and any maturity, however, under normal market conditions, the Fund expects it will have an effective duration of approximately 3-9 years. Under normal market conditions, the Fund will invest at least 50% of its net assets in Municipal Securities that are, at the time of investment, rated investment grade (i.e., rated Baa3/BBB- or above) by at least one nationally recognized statistical rating organization ("NRSRO") rating such securities (or Municipal Securities that are unrated and determined by the Fund’s advisor to be of comparable quality). Additionally, for newly-issued Municipal Securities, the Fund may consider an expected rating provided by an NRSRO as if it were a final rating. If, subsequent to purchase by the Fund, a Municipal Security held by the Fund experiences a decrease in credit quality and is no longer an investment grade Municipal Security, the Fund may continue to hold the Municipal Security and it will not cause the Fund to violate the 50% investment grade requirement; however, the Municipal Security will be taken into account for purposes of determining whether purchases of additional Municipal Securities will cause the Fund to violate such requirement. The Fund will consider pre-refunded or escrowed to maturity bonds, regardless of rating, to be investment grade Municipal Securities. Under normal market conditions, the Fund will invest no more than 50% of its net assets in Municipal Securities that are, at the time of investment, not investment grade, commonly referred to as “high yield” or “junk” bonds. The Municipal Securities in which the Fund will invest to satisfy this 50% investment limitation may include Municipal Securities that are currently in default and not expected to pay the current coupon (“Distressed Municipal Securities”). The Fund may invest up to 10% of its net assets in Distressed Municipal Securities. If, subsequent to purchase by the Fund, a Municipal Security held by the Fund becomes a Distressed Municipal Security, the Fund may continue to hold the Distressed Municipal Security and it will not cause the Fund to violate the 10% investment limitation; however, the Distressed Municipal Security will be taken into account for purposes of determining whether purchases of additional Municipal Securities will cause the Fund to violate such limitation. The Fund may also invest in derivatives instruments (including futures contracts). The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).